UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Midcap Index Fund produced a total return of 6.31%.1 The Standard & Poor’s MidCap 400® Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 6.53% for the same period.2,3

Despite high levels of volatility, midcap stock prices gained value amid continued U.S. economic growth and aggressive stimulus programs in overseas markets. The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weight-ings.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 400 Index.

Financial Markets Buffeted by Volatility

Although the U.S. economy continued to recover during the reporting period, the expansion proved uneven. Relatively robust economic growth over the final months of 2014 was followed by weak data during the first quarter of 2015 stemming from harsh winter weather, but economic activity appeared to rebound in the spring.

Persistently sluggish growth and deflationary pressures in international markets further increased investor uneasiness. A steep decline in oil prices generated challenges

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

for energy producers, while consumers and certain industries benefited from lower gasoline and energy prices.

U.S. economic activity also was influenced over the reporting period by changes in currency exchange rates.Aggressively accommodative monetary policies adopted by major central banks in Europe, Japan, and China sent sovereign bond yields to historical lows, including negative yields at times in Europe. Global investors instead flocked to higher yielding U.S.Treasury securities, and the resulting influx of capital to domestic investments caused the U.S. dollar to appreciate sharply against the euro, yen, and most other currencies. This development made U.S. manufactured goods more expensive for overseas customers, hampering revenues for U.S. exporters.

Most Industry Groups Posted Mild Gains

Equity markets proved choppy in this environment. During the first four months of the reporting period, broad measures of stock market performance repeatedly vacillated between gains and losses. By mid-March 2015, however, the market regained its footing, remaining in positive territory through the rest of the reporting period. Midcap stocks, which typically have only modest exposure to overseas markets, produced higher returns than their large-cap counterparts, on average.

Most industry groups posted gains for the reporting period overall, led by the information technology, health care, and financials sectors. Conversely, the energy, utilities, and materials sectors fared relatively poorly.

The information technology sector was driven higher by enterprise software developers that encountered more robust demand from small- and medium-size customers in the automotive, financials, and digital marketing industries. Semiconductor manufacturers also advanced amid rising sales of smartphones containing their microchips. In the health care sector, medical service providers benefited from better-than-expected progress in controlling costs, higher U.S. employment levels, and positive changes in Medicare reimbursement rates. Hospitals also were bolstered by long-term demographic trends and rising demand for preventative testing.

Among financial stocks, real estate investment trusts (REITs) generally gained value. REITs focusing on office properties in major cities particularly benefited from falling vacancy rates, and those engaged in the development and management of res-

idential apartments experienced strong demand from young Americans who are waiting longer before buying homes. Meanwhile, regional banks have experienced rising lending volumes in areas of the country where the economic recovery has been especially robust.

Weakness in the energy sector was severe among smaller exploration-and-production companies and drilling equipment providers, which saw reduced demand for their services as crude oil prices declined. Likewise, coal producers were hurt by plunging commodity prices. In the utilities sector, coal-based power producers struggled with rising costs related to more stringent environmental regulations.The materials sector struggled with lower commodity prices for metals-and-mining firms, but some chemicals producers benefited from lower costs for raw materials.

Replicating the Performance of the S&P 400 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s, and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

Expenses paid per $1,000†	$ 2.56
Ending value (after expenses)	$ 1,063.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

Expenses paid per $1,000†	$ 2.51
Ending value (after expenses)	$ 1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—98.1%	Shares		Value ($)
Automobiles & Components—.7%
Dana Holding	363,688		7,844,750
Gentex	654,134		11,349,225
Thor Industries	103,222		6,210,868
			25,404,843
Banks—5.5%
Associated Banc-Corp	332,626		6,256,695
BancorpSouth	191,065		4,625,684
Bank of Hawaii	97,115		5,864,775
Cathay General Bancorp	162,211		4,635,990
City National	105,115		9,796,718
Commerce Bancshares	181,240		7,740,760
Cullen/Frost Bankers	121,908		8,891,970
East West Bancorp	317,897		12,903,439
First Horizon National	514,075		7,325,569
First Niagara Financial Group	773,844		7,038,111
FirstMerit	361,647		7,005,102
Fulton Financial	393,494		4,784,887
Hancock Holding	178,752		5,203,471
International Bancshares	124,018		3,221,988
New York Community Bancorp	979,345		16,834,941
PacWest Bancorp	214,630		9,679,813
Prosperity Bancshares	133,783		7,135,985
Signature Bank	111,374	[a]	14,934,140
SVB Financial Group	112,821	[a]	14,978,116
Synovus Financial	297,462		8,227,799
TCF Financial	359,593		5,631,226
Trustmark	145,709		3,467,874
Umpqua Holdings	481,603		8,192,067
Valley National Bancorp	492,287		4,642,266
Washington Federal	214,224		4,627,238
Webster Financial	197,295		7,069,080
			200,715,704
Capital Goods—10.2%
A.O. Smith	166,351		10,629,829
Acuity Brands	95,974		16,022,859

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
AECOM	344,563	[a]	10,874,408
AGCO	182,690	[b]	9,410,362
B/E Aerospace	234,550		14,023,745
Carlisle	144,311		13,926,011
CLARCOR	109,576		7,122,440
Crane	106,721		6,521,720
Donaldson	281,452		10,517,861
Esterline Technologies	69,536	[a]	7,738,661
Exelis	413,385		10,136,200
Fortune Brands Home & Security	351,097		15,658,926
GATX	96,797		5,265,757
Graco	128,921		9,233,322
Granite Construction	78,770		2,734,107
Harsco	177,120		2,848,090
Hubbell, Cl. B	118,337		12,878,616
Huntington Ingalls Industries	106,918		14,069,340
IDEX	172,961		12,973,805
ITT	201,949		8,007,278
KBR	316,115		5,522,529
Kennametal	176,066		6,234,497
KLX	114,329	[a]	4,791,528
Lennox International	91,111		9,654,122
Lincoln Electric Holdings	172,121		11,508,010
MSC Industrial Direct, Cl. A	110,861		7,877,783
Nordson	126,005		10,036,298
NOW	233,642	[b]	5,584,044
Orbital ATK	128,104		9,372,089
Oshkosh	174,266		9,382,481
Regal Beloit	97,694		7,639,671
SPX	89,728		6,909,056
Teledyne Technologies	78,480	[a]	8,238,046
Terex	231,859		6,366,848
Timken	162,786		6,395,862
Trinity Industries	344,814		9,341,011
Triumph Group	111,095		6,581,268

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Valmont Industries	53,590		6,753,412
Wabtec	213,078		20,039,986
Watsco	59,721		7,183,839
Woodward	127,405		5,994,405
			372,000,122
Commercial & Professional Services—2.9%
Clean Harbors	119,107	[a]	6,580,662
Copart	248,667	[a]	8,845,085
Corporate Executive Board	73,662		6,175,085
Deluxe	109,024		7,059,304
FTI Consulting	90,212	[a]	3,708,615
Herman Miller	127,959		3,507,356
HNI	96,511		4,501,273
Manpowergroup	172,339		14,705,687
MSA Safety	68,957		3,154,093
R.R. Donnelley & Sons	436,665		8,130,702
Rollins	210,541		5,221,417
Towers Watson & Co., Cl. A	153,861		19,525,730
Waste Connections	274,541		13,015,989
			104,130,998
Consumer Durables & Apparel—3.5%
Brunswick	205,726		10,294,529
Carter’s	117,020		11,685,617
Deckers Outdoor	75,471	[a]	5,584,854
Jarden	396,747	[a]	20,305,511
Kate Spade & Company	278,450	[a]	9,105,315
KB Home	198,905	[b]	2,882,133
M.D.C. Holdings	84,590	[b]	2,270,396
NVR	8,481	[a]	11,249,962
Polaris Industries	134,951		18,482,889
Tempur Sealy International	135,241	[a]	8,237,529
Toll Brothers	352,672	[a]	12,533,963
Tupperware Brands	109,829		7,343,167
Vista Outdoor	138,650		6,067,324
			126,043,189

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—2.5%
Apollo Education Group	211,050	[a]	3,542,474
Brinker International	137,936		7,637,516
Buffalo Wild Wings	41,367	[a]	6,589,763
Cheesecake Factory	100,739		5,050,046
DeVry Education Group	124,885		3,776,522
Domino’s Pizza	123,210		13,288,199
Dunkin’ Brands Group	215,307		11,219,648
Graham Holdings, Cl. B	9,813		10,038,012
International Speedway, Cl. A	60,536		2,201,089
Life Time Fitness	78,799	[a]	5,634,129
Panera Bread, Cl. A	55,671	[a]	10,158,844
Service Corporation International	452,614		12,528,356
Sotheby’s	134,515		5,745,136
Wendy’s	612,663		6,200,150
			103,609,884
Diversified Financials—2.9%
CBOE Holdings	186,187		10,476,742
Eaton Vance	262,424		10,780,378
Federated Investors, Cl. B	208,414		7,169,442
Janus Capital Group	323,160		5,784,564
MSCI	248,715		15,218,871
Raymond James Financial	281,212		15,896,914
SEI Investments	288,194		13,158,938
SLM	925,441	[a]	9,430,244
Stifel Financial	144,876	[a]	7,655,248
Waddell & Reed Financial, Cl. A	182,607		9,006,177
			104,577,518
Energy—4.8%
Atwood Oceanics	130,126		4,343,606
California Resources	674,023		6,268,414
Denbury Resources	772,866	[b]	6,808,949
Dresser-Rand Group	169,742	[a]	14,032,571
Dril-Quip	84,439	[a]	6,731,477
Energen	161,750		11,511,747
Gulfport Energy	209,928	[a]	10,273,876
Helix Energy Solutions Group	214,268	[a]	3,531,137

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
HollyFrontier	433,897		16,826,526
Nabors Industries	632,891		10,569,280
Oceaneering International	220,681		12,161,730
Oil States International	113,504	[a]	5,401,655
Patterson-UTI Energy	325,548		7,275,998
Peabody Energy	600,425	[b]	2,840,010
Rosetta Resources	158,108	[a]	3,609,606
Rowan, Cl. A	277,457		5,879,314
SM Energy	147,430		8,546,517
Superior Energy Services	332,516		8,479,158
Tidewater	108,063	[b]	2,992,264
Unit	100,194	[a]	3,490,759
Western Refining	159,479		7,025,050
World Fuel Services	159,882		8,873,451
WPX Energy	453,845	[a]	6,240,369
			173,713,464
Food & Staples Retailing—.3%
SUPERVALU	447,863	[a]	3,936,716
United Natural Foods	109,273	[a]	7,371,557
			11,308,273
Food, Beverage & Tobacco—2.2%
Boston Beer, Cl. A	19,819	[a]	4,911,148
Dean Foods	210,499		3,420,609
Flowers Foods	408,628	[b]	9,128,750
Hain Celestial Group	225,167	[a]	13,564,060
Ingredion	158,370		12,574,578
Lancaster Colony	42,466		3,807,502
Post Holdings	114,362	[a]	5,368,152
Tootsie Roll Industries	44,637	[b]	1,382,851
TreeHouse Foods	93,501	[a]	7,597,891
WhiteWave Foods	385,932	[a]	16,969,430
			78,724,971
Health Care Equipment & Services—6.5%
Align Technology	158,743	[a]	9,340,438
Allscripts Healthcare Solutions	367,860	[a]	4,892,538
Centene	262,839	[a]	16,293,390

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Community Health Systems	258,444	[a]	13,873,274
Cooper	106,798		19,017,520
Halyard Health	101,656		4,928,283
Health Net	169,988	[a]	8,949,868
Hill-Rom Holdings	124,878		6,236,407
HMS Holdings	192,065	[a]	3,267,026
Hologic	538,825	[a]	18,179,956
IDEXX Laboratories	103,797	[a]	13,013,030
LifePoint Hospitals	98,166	[a]	7,350,670
MEDNAX	212,237	[a]	15,022,135
Omnicare	214,889		18,905,934
Owens & Minor	138,310		4,663,813
ResMed	310,777		19,871,081
Sirona Dental Systems	123,107	[a]	11,418,174
STERIS	130,189		8,657,568
Teleflex	91,831		11,291,540
Thoratec	120,458	[a]	4,831,570
VCA	183,531	[a]	9,354,575
WellCare Health Plans	97,483	[a]	7,548,109
			236,906,899
Household & Personal Products—1.4%
Avon Products	950,806		7,768,085
Church & Dwight	290,855		23,608,700
Energizer Holdings	137,413		18,773,364
			50,150,149
Insurance—4.8%
Alleghany	35,408	[a]	16,766,396
American Financial Group	162,452		10,266,966
Arthur J. Gallagher & Co.	364,503		17,434,178
Aspen Insurance Holdings	136,185		6,363,925
Brown & Brown	257,169		8,216,550
CNO Financial Group	441,664		7,508,288
Everest Re Group	98,467		17,616,731
First American Financial	235,542		8,194,506
HCC Insurance Holdings	213,796		12,177,820
Kemper	109,320		4,118,084

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Mercury General	79,455		4,365,258
Old Republic International	527,905		8,071,667
Primerica	116,330		5,376,773
Reinsurance Group of America	152,246		13,948,779
RenaissanceRe Holdings	101,447		10,397,303
StanCorp Financial Group	92,011		6,632,153
The Hanover Insurance Group	96,815		6,638,605
W.R. Berkley	223,012		10,925,358
			175,019,340
Materials—7.4%
Albemarle	248,356		14,826,853
AptarGroup	138,938		8,623,882
Ashland	140,974		17,813,475
Bemis	217,815		9,801,675
Cabot	140,159		5,990,396
Carpenter Technology	115,730	[b]	5,005,323
Commercial Metals	255,020		4,233,332
Compass Minerals International	74,672		6,595,778
Cytec Industries	158,160		8,744,666
Domtar	141,101		6,098,385
Eagle Materials	109,875		9,162,476
Greif, Cl. A	73,442		2,993,496
Louisiana-Pacific	317,004	[a]	4,831,141
Minerals Technologies	75,820		5,135,289
NewMarket	23,223		10,378,359
Olin	168,931		4,988,532
Packaging Corporation of America	217,732		15,064,877
PolyOne	194,674		7,602,020
Reliance Steel & Aluminum	171,887		11,124,527
Rock-Tenn, Cl. A	309,474		19,490,673
Royal Gold	144,618		9,332,200
RPM International	296,090		14,076,119
Scotts Miracle-Gro, Cl. A	97,071		6,262,050
Sensient Technologies	105,542		6,898,225
Silgan Holdings	95,200		5,128,424
Sonoco Products	223,203		9,974,942

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Steel Dynamics	535,225		11,844,529
TimkenSteel	83,286		2,431,118
United States Steel	323,299	[b]	7,765,642
Valspar	165,999		13,462,519
Worthington Industries	112,016		3,027,792
			268,708,715
Media—1.4%
AMC Networks, Cl. A	130,961	[a]	9,879,698
Cinemark Holdings	230,812		9,839,516
DreamWorks Animation SKG, Cl. A	158,669	[a]	4,134,914
John Wiley & Sons, Cl. A	101,677		5,783,388
Live Nation Entertainment	317,019	[a]	7,944,496
Meredith	81,428		4,237,513
New York Times, Cl. A	283,973		3,802,398
Time	239,233		5,461,689
			51,083,612
Pharmaceuticals, Biotech & Life Sciences—1.8%
Akorn	171,926	[a]	7,158,999
Bio-Rad Laboratories, Cl. A	45,153	[a]	6,070,821
Bio-Techne	81,150		7,787,154
Charles River Laboratories International	103,426	[a]	7,152,942
Mettler-Toledo International	62,105	[a]	19,687,906
United Therapeutics	102,584	[a]	16,381,639
			64,239,461
Real Estate—9.8%
Alexander & Baldwin	98,358		3,981,532
Alexandria Real Estate Equities	159,424	[c]	14,727,589
American Campus Communities	248,615	[c]	9,979,406
BioMed Realty Trust	446,321	[c]	9,261,161
Camden Property Trust	191,940	[c]	14,410,855
Communications Sales & Leasing	265,940		7,999,481
Corporate Office Properties Trust	205,736	[c]	5,429,373
Corrections Corporation of America	258,859	[c]	9,523,423
Douglas Emmett	300,305	[c]	8,558,693
Duke Realty	762,800	[c]	15,111,068
Equity One	169,256	[c]	4,168,775

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Extra Space Storage	244,667	[c]	16,130,895
Federal Realty Investment Trust	151,821	[c]	20,293,913
Highwoods Properties	206,033	[c]	8,867,660
Home Properties	126,287	[c]	9,289,672
Hospitality Properties Trust	332,245	[c]	9,993,930
Jones Lang LaSalle	99,200		16,473,152
Kilroy Realty	191,201	[c]	13,573,359
Lamar Advertising, Cl. A	177,870		10,309,345
LaSalle Hotel Properties	250,337	[c]	9,184,865
Liberty Property Trust	329,822	[c]	11,490,998
Mack-Cali Realty	182,956	[c]	3,284,060
Mid-America Apartment Communities	166,742	[c]	12,440,621
National Retail Properties	292,861	[b,c]	11,245,862
Omega Healthcare Investors	349,577	[c]	12,616,234
Potlatch	89,278	[c]	3,295,251
Rayonier	281,090	[c]	7,193,093
Regency Centers	208,374	[c]	13,081,720
Senior Housing Properties Trust	520,608	[c]	10,656,846
Tanger Factory Outlet Centers	208,666	[c]	7,007,004
Taubman Centers	140,312	[c]	10,103,867
UDR	572,339	[c]	18,755,549
Urban Edge Properties	190,983		4,321,945
Weingarten Realty Investors	249,982	[c]	8,189,410
WP GLIMCHER	404,482		6,067,230
			357,017,837
Retailing—5.2%
Aaron’s	141,793		4,820,962
Abercrombie & Fitch, Cl. A	151,296	[b]	3,401,134
Advance Auto Parts	161,709		23,124,387
American Eagle Outfitters	390,036		6,205,473
ANN	100,241	[a]	3,795,124
Ascena Retail Group	288,001	[a]	4,317,135
Big Lots	116,964		5,330,049
Cabela’s	103,626	[a]	5,465,235
Chico’s FAS	336,858		5,679,426
CST Brands	168,803		7,040,773

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Dick’s Sporting Goods	217,272		11,789,179
Foot Locker	314,257		18,682,579
Guess?	138,552		2,536,887
HSN	71,000		4,431,820
J.C. Penney	663,359	[a]	5,505,880
LKQ	672,783	[a]	18,212,236
Murphy USA	93,967	[a]	6,138,864
Office Depot	1,088,124	[a]	10,032,503
Rent-A-Center	115,586		3,421,346
Signet Jewelers	177,247		23,774,140
Williams-Sonoma	189,558		13,938,200
			187,643,332
Semiconductors & Semiconductor
Equipment—2.6%
Advanced Micro Devices	1,375,589	[a,b]	3,108,831
Atmel	907,596		6,879,578
Cree	243,941	[a,b]	7,728,051
Cypress Semiconductor	704,595	[a]	9,385,205
Fairchild Semiconductor International	260,891	[a]	4,739,085
Integrated Device Technology	329,569	[a]	5,994,860
Intersil, Cl. A	285,163		3,806,926
Qorvo	328,195	[a]	21,631,332
Semtech	145,851	[a]	3,396,870
Silicon Laboratories	86,170	[a]	4,452,404
SunEdison	557,891	[a,b]	14,125,800
Teradyne	483,022		8,815,151
			94,064,093
Software & Services—8.7%
ACI Worldwide	253,184	[a]	5,830,828
Acxiom	168,844	[a]	2,948,016
Advent Software	98,375		4,270,459
ANSYS	200,018	[a]	17,169,545
AOL	171,336	[a]	6,836,306
Broadridge Financial Solutions	267,527		14,425,056
Cadence Design Systems	647,541	[a]	12,076,640
CDK Global	356,033		17,061,101

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
CommVault Systems	91,618	[a]	4,191,524
Convergys	219,939		4,988,217
CoreLogic	196,200	[a]	7,673,382
DST Systems	64,084		7,374,787
FactSet Research Systems	85,878		13,516,338
Fair Isaac	70,327		6,221,126
Fortinet	314,346	[a]	11,863,418
Gartner	193,678	[a]	16,071,400
Global Payments	147,337		14,774,954
Informatica	242,520	[a]	11,657,936
Jack Henry & Associates	181,110		12,045,626
Leidos Holdings	135,948		5,660,875
MAXIMUS	146,027		9,347,188
Mentor Graphics	214,570		5,134,660
NeuStar, Cl. A	121,092		3,632,760
PTC	253,260	[a]	9,709,988
Rackspace Hosting	259,526	[a]	13,988,451
Rovi	203,697	[a]	3,770,431
Science Applications International	85,761		4,296,626
SolarWinds	144,992	[a]	7,072,710
Solera Holdings	149,055		7,232,149
Synopsys	339,236	[a]	15,903,384
Tyler Technologies	73,376	[a]	8,948,203
Ultimate Software Group	63,400	[a]	10,538,348
VeriFone Systems	252,339	[a]	9,026,166
WEX	86,043	[a]	9,697,907
			314,956,505
Technology Hardware & Equipment—5.3%
3D Systems	228,441	[a,b]	5,731,585
ARRIS Group	288,680	[a]	9,721,299
Arrow Electronics	211,117	[a]	12,605,796
Avnet	301,980		12,873,407
Belden	93,274		7,830,352
Ciena	236,525	[a]	5,037,983
Cognex	189,194	[a]	8,492,919
Diebold	141,399		4,916,443

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
FEI	91,380		6,895,535
Ingram Micro, Cl. A	341,446	[a,b]	8,590,781
InterDigital	80,924		4,428,161
IPG Photonics	79,089	[a]	7,005,704
Itron	82,865	[a]	2,971,539
Jabil Circuit	428,372		9,646,937
JDS Uniphase	508,433	[a]	6,436,762
Keysight Technologies	372,957		12,479,141
Knowles	185,047	[a,b]	3,547,351
Lexmark International, Cl. A	135,011		5,993,138
National Instruments	221,219		6,326,863
NCR	373,800	[a]	10,257,072
Plantronics	93,952		5,004,823
Polycom	290,188	[a]	3,786,953
Tech Data	83,593	[a]	4,712,137
Trimble Navigation	573,768	[a]	14,590,920
Vishay Intertechnology	294,591		3,735,414
Zebra Technologies, Cl. A	112,883	[a]	10,394,267
			194,013,282
Telecommunication Services—.2%
Telephone & Data Systems	215,170		5,747,191
Windstream Holdings	221,616	[b]	2,588,474
			8,335,665
Transportation—2.6%
Alaska Air Group	290,420		18,604,305
Con-way	125,829		5,171,572
Genesee & Wyoming, Cl. A	113,618	[a]	10,560,793
J.B. Hunt Transport Services	203,656		17,758,803
JetBlue Airways	578,633	[a]	11,879,335
Kirby	123,751	[a]	9,718,166
Landstar System	99,571		6,204,269
Old Dominion Freight Line	150,419	[a]	10,699,303
Werner Enterprises	98,649		2,650,699
			93,247,245

Common Stocks (continued)	Shares		Value ($)
Utilities—4.6%
Alliant Energy	245,523		14,846,776
Aqua America	391,913		10,511,107
Atmos Energy	223,257		12,055,878
Black Hills	97,130		4,787,538
Cleco	131,966		7,172,352
Great Plains Energy	341,898		8,950,890
Hawaiian Electric Industries	228,099		7,139,499
IDACORP	111,638		6,735,121
MDU Resources Group	431,131		9,609,910
National Fuel Gas	186,704		12,033,073
OGE Energy	441,617		14,432,044
ONE Gas	114,266		4,795,744
PNM Resources	174,043		4,834,915
Questar	389,180		9,122,379
UGI	382,660		13,320,395
Vectren	183,294		7,912,802
Westar Energy	292,763		11,022,527
WGL Holdings	108,873		5,989,104
			165,272,054
Total Common Stocks
(cost $2,298,250,445)			3,560,887,155
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.07%, 6/4/15	1,415,000	[d]	1,414,997
0.10%, 9/17/15	2,675,000	[d]	2,674,818
Total Short-Term Investments
(cost $4,088,864)			4,089,815

Other Investment—2.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $74,605,420)	74,605,420	[e]	74,605,420

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $89,029,616)	89,029,616 [e]	89,029,616
Total Investments (cost $2,465,974,345)	102.7%	3,728,612,006
Liabilities, Less Cash and Receivables	(2.7%)	(98,459,394)
Net Assets	100.0%	3,630,152,612

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2015, the value of the fund’s securities on loan was $78,765,193 and the value of the collateral held by the fund was $89,029,616.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	10.2	Diversified Financials	2.9
Real Estate	9.8	Consumer Services	2.8
Software & Services	8.7	Semiconductors & Semiconductor
Materials	7.4	Equipment	2.6
Health Care Equipment & Services	6.5	Transportation	2.6
Banks	5.5	Food, Beverage & Tobacco	2.2
Technology Hardware & Equipment	5.3	Pharmaceuticals, Biotech &
Retailing	5.2	Life Sciences	1.8
Energy	4.8	Media	1.4
Insurance	4.8	Household & Personal Products	1.4
Short-Term/		Automobiles & Components	.7
Money Market Investments	4.6	Food & Staples Retailing	.3
Utilities	4.6	Telecommunication Services	.2
Consumer Durables & Apparel	3.5
Commercial & Professional Services	2.9		102.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015	($)
Financial Futures Long
Standard & Poor’s Midcap 400 E-mini	527	78,865,550	June 2015	(1,381,072)
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $78,765,193)—Note 1(b):
Unaffiliated issuers	2,302,339,309	3,564,976,970
Affiliated issuers	163,635,036	163,635,036
Cash		2,785,303
Dividends and securities lending income receivable		1,757,263
Receivable for shares of Common Stock subscribed		1,406,968
Other receivables		19,317
		3,734,580,857
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,506,758
Liability for securities on loan—Note 1(b)		89,029,616
Payable for shares of Common Stock redeemed		13,075,724
Payable for futures variation margin—Note 4		423,309
Payable for investment securities purchased		389,338
Accrued expenses		3,500
		104,428,245
Net Assets ($)		3,630,152,612
Composition of Net Assets ($):
Paid-in capital		2,166,835,028
Accumulated undistributed investment income—net		10,353,717
Accumulated net realized gain (loss) on investments		191,707,278
Accumulated net unrealized appreciation (depreciation)
on investments [including ($1,381,072) net unrealized
(depreciation) on financial futures]		1,261,256,589
Net Assets ($)		3,630,152,612
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		93,278,481
Net Asset Value, offering and redemption price per share ($)		38.92

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	28,664,059
Affiliated issuers	31,404
Income from securities lending—Note 1(b)	942,872
Interest	789
Total Income	29,639,124
Expenses:
Management fee—Note 3(a)	4,465,677
Shareholder servicing costs—Note 3(b)	4,465,677
Directors’ fees —Note 3(a,c)	131,866
Loan commitment fees—Note 2	15,452
Interest expense—Note 2	597
Total Expenses	9,079,269
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(131,866)
Net Expenses	8,947,403
Investment Income—Net	20,691,721
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	216,776,708
Net realized gain (loss) on financial futures	6,268,412
Net Realized Gain (Loss)	223,045,120
Net unrealized appreciation (depreciation) on investments	(21,034,651)
Net unrealized appreciation (depreciation) on financial futures	(2,756,711)
Net Unrealized Appreciation (Depreciation)	(23,791,362)
Net Realized and Unrealized Gain (Loss) on Investments	199,253,758
Net Increase in Net Assets Resulting from Operations	219,945,479

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	20,691,721	34,775,881
Net realized gain (loss) on investments	223,045,120	190,480,929
Net unrealized appreciation
(depreciation) on investments	(23,791,362)	147,343,603
Net Increase (Decrease) in Net Assets
Resulting from Operations	219,945,479	372,600,413
Dividends to Shareholders from ($):
Investment income—net	(34,999,103)	(29,701,904)
Net realized gain on investments	(194,304,335)	(126,163,403)
Total Dividends	(229,303,438)	(155,865,307)
Capital Stock Transactions ($):
Net proceeds from shares sold	504,122,498	802,100,848
Dividends reinvested	203,641,906	140,337,139
Cost of shares redeemed	(640,671,894)	(992,963,048)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	67,092,510	(50,525,061)
Total Increase (Decrease) in Net Assets	57,734,551	166,210,045
Net Assets ($):
Beginning of Period	3,572,418,061	3,406,208,016
End of Period	3,630,152,612	3,572,418,061
Undistributed investment income—net	10,353,717	24,661,099
Capital Share Transactions (Shares):
Shares sold	13,051,531	21,370,235
Shares issued for dividends reinvested	5,334,154	3,833,741
Shares redeemed	(16,395,120)	(26,445,797)
Net Increase (Decrease) in Shares Outstanding	1,990,565	(1,241,821)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015				Year Ended October 31,
(Unaudited)			2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	39.13		36.81	29.10	27.46	25.98	20.66
Investment Operations:
Investment income—net[a]	.22		.37	.35	.26	.18	.25
Net realized and
unrealized gain (loss)
on investments	2.20		3.64	8.80	2.72	1.91	5.31
Total from
Investment Operations	2.42		4.01	9.15	2.98	2.09	5.56
Distributions:
Dividends from
investment income—net	(.40)		(.32)	(.34)	(.20)	(.22)	(.24)
Dividends from net realized
gain on investments	(2.23)		(1.37)	(1.10)	(1.14)	(.39)	—
Total Distributions	(2.63)		(1.69)	(1.44)	(1.34)	(.61)	(.24)
Net asset value,
end of period	38.92		39.13	36.81	29.10	27.46	25.98
Total Return (%)	6.31	[b]	11.21	32.84	11.51	8.00	27.05
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.16	[c]	.98	1.07	.92	.64	1.07
Portfolio Turnover Rate	12.04	[b]	16.22	10.41	12.76	19.40	14.15
Net Assets,
end of period
($ x 1,000)	3,630,153		3,572,418	3,406,208	2,494,980	2,302,143	2,201,094

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s ® MidCap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	3,537,113,015	—	—	3,537,113,015
Equity Securities—
Foreign
Common Stocks†	23,774,140	—	—	23,774,140
Mutual Funds	163,635,036	—	—	163,635,036
U.S. Treasury	—	4,089,815	—	4,089,815
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(1,381,072)	—	—	(1,381,072)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015, The Bank of New York Mellon earned $259,446 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	27,543,002	471,091,568	424,029,150	74,605,420	2.1
Dreyfus
Institutional
Cash
Advantage
Fund	145,869,660	452,656,720	509,496,764	89,029,616	2.4
Total	173,412,662	923,748,288	933,525,914	163,635,036	4.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal period ended October 31, 2014 was as follows: ordinary income $43,050,248 and long-term capital gains $112,815,059.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $110,500 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $131,866.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to

Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, the fund was charged $4,465,677 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $762,832 and Shareholder Services Plan fees $762,832, which are offset against an expense reimbursement currently in effect in the amount of $18,906.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2015, amounted to $425,044,556 and $609,499,124, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is deter-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	59,579,056

At April 30, 2015, accumulated net unrealized appreciation on investments was $1,262,637,661, consisting of 1,338,417,549 gross unrealized appreciation and $75,779,888 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constituted constructive or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order on motions to dismiss granting in part, and denying in part, the motions. On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive or intentional fraudulent transfer claims under applicable state law. On August 1, 2014, defendants filed a motion to dismiss the Third Amended Complaint, and oral arguments on the motion to dismiss was held on January 14, 2015. A decision on the motion to dismiss is still pending.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting and compliance infra-structures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally at or above the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and the Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

For More Information

Ticker Symbol: PESPX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)